May 3, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	The Torray Funds
File Nos. 33-34411 and 811-06096

Sir or Madam:

On behalf of The Torray Funds (the “Trust”) and pursuant to Rule 497(j) of the Securities Act of 1933 (the “Securities Act”), as amended, we hereby certify that the form of Prospectus and Statement of Additional Information of the Trust’s two separate investment series, The Torray Fund and The Torray Institutional Fund, that would have been filed by the Trust under Rule 497(c) under the Securities Act does not differ from those contained in Post-Effective Amendment No. 21 to the Trust’s registration statement on Form N-1A as filed electronically on April 27, 2007.

Please direct any inquiries regarding this filing to the undersigned at (301) 493-4600.

Sincerely,

/s/ William M Lane
William M Lane President of The Torray Funds